Notes Related to the Consolidated Statements of Financial Position - Summary of Other Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Categories Of Noncurrent Financial Assets [Abstract]
Deposits related to leased premises	€ 475	€ 446	€ 168
Advance payments to suppliers	226	510
Other	17	91	67
Total other non-current financial assets	718	€ 1,046	€ 234
Advance payments to suppliers	28
Other	13
Total other current financial assets	€ 41